Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Unrecognized tax benefits
Accrued interest and penalties related to uncertain tax positions
Open tax year	2007
Research and Development [Member]
Income Taxes [Line Items]
Tax credit carryforwards, expiration	Dec. 31, 2031
Federal [Member]
Income Taxes [Line Items]
Net operating loss tax carryforwards	34,300,000
Net operating loss tax carryforwards, expiration	Dec. 31, 2027
State [Member]
Income Taxes [Line Items]
Net operating loss tax carryforwards	$ 29,200,000
Net operating loss tax carryforwards, expiration	Dec. 31, 2017